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Matthew N. Wells, Esq.

 mwells@bsk.com

 P: 315.218.8174

F: 315.218.8100

March 3, 2014

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Pinnacle Capital Management Funds Trust

Securities Act of 1933 File No. 333-168469

Investment Company Act of 1940 File No. 811-224455

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration State on Form N-1A, which was filed with the Securities and Exchange Commission on February 28, 2014 (Accession No. 0001162044-14-000244).

If you have any questions concerning the foregoing, please do not hesitate to contact me.

Very truly yours,

/s/ Matthew N. Wells

Bond, Schoeneck & King PLLC

2281995.1